Loan (Details Narrative) (PREMA LIFE PTY. LTD) - PREMA LIFE PTY. LTD. [Member] - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Loan amount	$ 192,712	$ 171,214
Queensland Rural and Industry Development Authority [Member]
Loans term	10 years	10 years
Queensland Rural and Industry Development Authority [Member] | First 12 Months [Member]
Interest rate	0.00%	0.00%
Queensland Rural and Industry Development Authority [Member] | Remaining Loan Term [Member]
Interest rate	2.50%	2.50%